Private Placement (Details) - Private Placement [Member] - Sponsor [Member] - USD ($)			3 Months Ended	12 Months Ended
	Jul. 08, 2025	Jul. 08, 2024	Dec. 31, 2025	Sep. 30, 2025
Private Placement [Line Items]
Number of units issued	11,250	11,250	216,750	216,750
Share price per unit	$ 10	$ 10	$ 10	$ 10
Total proceeds from issuance	$ 112,500	$ 112,500	$ 2,167,500	$ 2,167,500